Insurance Liabilities - Unearned revenue liability (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Other Policyholder Funds Rollforward [Roll Forward]
Balance, beginning of year	$ 1,834.0	$ 1,811.0	$ 1,811.0	$ 1,795.0
Revenue deferred	38.0	35.0	143.0	140.0
Amortization	(30.0)	(30.0)	(120.0)	(123.0)
Other, including foreign exchange				(1.0)
Balance, end of period	1,842.0	1,816.0	1,834.0	1,811.0
Other reconciling items	1,055.0	1,068.0	1,051.0	1,068.0
Other policyholder funds	2,897.0	2,884.0	2,885.0	2,879.0	$ 2,740.0
Life Insurance
Other Policyholder Funds Rollforward [Roll Forward]
Balance, beginning of year	1,727.0	1,693.0	1,693.0	1,661.0
Revenue deferred	38.0	35.0	143.0	140.0
Amortization	(27.0)	(27.0)	(109.0)	(108.0)
Other, including foreign exchange				0.0
Balance, end of period	1,738.0	1,701.0	1,727.0	1,693.0
Institutional Markets
Other Policyholder Funds Rollforward [Roll Forward]
Balance, beginning of year	2.0	2.0	2.0	2.0
Revenue deferred	0.0	0.0	0.0	0.0
Amortization	(1.0)	0.0	0.0	0.0
Other, including foreign exchange				0.0
Balance, end of period	1.0	2.0	2.0	2.0
Corporate & Other
Other Policyholder Funds Rollforward [Roll Forward]
Balance, beginning of year	105.0	116.0	116.0	132.0
Revenue deferred	0.0	0.0	0.0	0.0
Amortization	(2.0)	(3.0)	(11.0)	(15.0)
Other, including foreign exchange				(1.0)
Balance, end of period	$ 103.0	$ 113.0	$ 105.0	$ 116.0